Commitments And Contingencies (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Dec. 10, 2013	Dec. 09, 2013	Apr. 30, 2013	Jul. 31, 2014 Consulting Agreement	Apr. 30, 2014 Consulting Agreement	Jul. 31, 2014 Consulting Agreement President	Apr. 30, 2014 Consulting Agreement President	Mar. 14, 2014 Consulting Agreement President	Jul. 31, 2014 Consulting Agreement CEO	Apr. 30, 2014 Consulting Agreement CEO	Mar. 14, 2014 Consulting Agreement CEO	Jul. 31, 2014 Promissory Note
Date Entered into Agreement	2013-12-18					2014-01-10	2014-01-10
Monthly obligation, Shares						$ 3,000	$ 3,000
Monthly obligation, Amount						3,000	3,000
Total Monthly obligation						6,000	6,000
Common stock, issued	107,500,000	107,500,000	107,500,000	2,150,000	107,500,000	0
Date of Agreement								2014-03-14			2014-03-14			2014-07-25
Term of Agreement								1 year	1 year		1 year	1 year
Consideration per month								3,000		3,000	3,000		3,000
Bonus								10,000		10,000	10,000		10,000
Stock Options	4,000,000				4,000,000			2,000,000		2,000,000	2,000,000		2,000,000
Exercise Period	2 years	2 years						2 years	2 years		2 years	2 years
Common Stock, Price per Share	$ 0.70				$ 0.70			$ 0.70		$ 0.70	$ 0.70		$ 0.70	$ 0.09
Consulting Fees								9,000			9,000
Additional Consulting Fees								79,000
Promissory Note														$ 10,000
Interest Rate														8.00%
Maturity Date														Jul. 25, 2015
Common Stock Obligated to Issued, Shares	93,719	431,034					93,719